Business Combinations (Details) ¥ in Thousands					12 Months Ended
	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CNY (¥)	Jun. 21, 2022	Jan. 14, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Business Combinations (Details) [Line Items]
Shareholder to acquire equity interest				51.00%
Revenue acquisition					$ 13,165,427
Cost of revenue					4,218,196
Cash Consideration	$ 289,973	¥ 2,000
Gain from disposition					86,159
Net loss acquisition					2,730,154
Youjiatian [Member]
Business Combinations (Details) [Line Items]
Purchase price					80,280	¥ 510
Shareholder to acquire equity interest					235,469
Revenue acquisition					4,589,710
Sailang [Member]
Business Combinations (Details) [Line Items]
Shareholder to acquire equity interest			100.00%
Purchase price					$ 741,477	¥ 5,000